INCOME TAXES -Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Allowance for doubtful accounts	$ 10,104	$ 10,391
Amortization of intangible assets	0	141
Net operating loss carry forwards	57,897	57,172
Excess marketing and advertising expense (15%)	0	28
Impairment on equipment	3,691	668
Recognized cost of non-deductible VAT-input that generated in prior years	0	28
Total deferred tax assets	71,692	68,427
Valuation allowance	(71,692)	(68,427)
Total deferred tax assets, net	$ 0	$ 0
Percentage of excess marketing and advertising expense	(15.00%)	(15.00%)